Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 179,024	$ 161,317	$ 131,550
Less: Accumulated depreciation	(36,469)	(25,742)	(17,489)
Property and equipment, net	142,555	135,575	114,061
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	46,865	42,040	15,716
Test stands [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	39,914	37,209	6,436
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	48,999	48,830	10,074
Land and land improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	4,472	3,505	2,498
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	23,159	17,551	84,974
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,262	1,200	1,405
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,900	2,156	1,694
Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,142	1,122	1,140
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	430	421	331
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 9,881	$ 7,283	$ 7,282